Filed Pursuant to Rule
497(e) under the
Securities Act of 1933.
Registration No. 33-73248


                        The Timothy Plan

              Supplement dated January 31, 1997
                    to the Prospectus and
             Statement of Additional Information
                     dated April 29, 1996


Effective January 1, 1997 engaged a new investment manager, Awad & Associates, pursuant to a new sub-investment advisory agreement among the Fund, Timothy Partners, Ltd. and Awad & Associates, which was approved by the Board of Trustees at a meeting held on November 29, 1996 and by shareholders at a Special Meeting of Shareholders held on January 31, 1997.

                         FPS SERVICES, INC.
                          3200 Horizon Drive
                  King of Prussia, PA  19406


February 6, 1997


Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 20549


Re: The Timothy Plan (the "Registrant")
      File No.: 33-73248


To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement to the Prospectus and Statement of Additional Information dated April 29, 1996, as supplemented January 31, 1997.

The purpose of this filing is to disclose to shareholders that effective January 1, 1997 the Registrant engaged a new investment manager, Awad & Associates, pursuant to a new sub-investment advisory agreement among the Registrant, Timothy Partners, Ltd. and Awad & Associates, which was previously approved by the Board of Trustees and shareholders at a Special Meeting of Shareholders.


Should you have any questions, comments or require further information, I can be reached directly at (610) 239-4754.
Thank you for your continued courtesy and cooperation.

Sincerely,
/s/Gretchen B. Zepernick
Gretchen B. Zepernick
Corporate Compliance Administrator



cc:  A. Ally/Timothy Partners, Ltd.
     D. Allison/Stradley Ronon Stevens & Young